[GRAPHIC]

                                             Semiannual Report February 28, 2002

Oppenheimer
Real Asset Fund(R)


                                                     [LOGO] OPPENHEIMER FUNDS(R)

REPORT HIGHLIGHTS

Fund Objective

Oppenheimer Real Asset Fund seeks total return. Total return refers to the change in value of an investment in shares of the Fund over time resulting from changes in the value of the Fund's investments and income on those investments.

CONTENTS

1  Letter to
   Shareholders

3  An Interview
   with Your Fund's
   Manager

8  Financial
   Statements

31 Officers and Trustees

Cumulative Total Returns*
           For the Six-Month Period
           Ended 2/28/02
           Without       With
           Sales Chg.    Sales Chg.
----------------------------------
Class A    -19.37%        -24.01%
----------------------------------
Class B    -19.66         -23.52
----------------------------------
Class C    -19.71         -20.49
----------------------------------
Class N    -19.97         -20.73
----------------------------------
Class Y    -19.38
----------------------------------
Average Annual Total Returns*
           For the 1-Year Period
           Ended 2/28/02
           Without       With
           Sales Chg.    Sales Chg.
----------------------------------
Class A    -24.95%       -29.26%
----------------------------------
Class B    -25.47        -28.97
----------------------------------
Class C    -25.43        -26.13
----------------------------------
Class N    -25.37        -26.07
----------------------------------
Class Y    -24.66
----------------------------------

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

*See Notes on page 7 for further details.

LETTER TO SHAREHOLDERS

Dear Shareholder,

[PHOTO]
James C. Swain
Chairman
Oppenheimer
Real Asset Fund

[PHOTO]
John V. Murphy
President
Oppenheimer
Real Asset Fund

2001 marked a year of unprecedented volatility, uncertainty and change. At OppenheimerFunds, we understand that these are challenging times. To look ahead, we must learn to reflect on the unimaginable year that has just passed.
     For the first time in a decade, the United States economy slipped into a recession. Sharply reduced corporate capital spending and weakened consumer confidence contributed to an economic slowdown. A key factor to remember is that the recession is a natural part of the economic cycle and is following one of the longest periods of growth in U.S. history. In many ways, we are on the road to recovery. Apart from the monetary and fiscal stimuli the government and the Federal Reserve Bank have provided, the market has refocused on the importance of company fundamentals across all industries.
     The tragedy of September 11 brought great uncertainty to our lives. Yet "America is successful because of the hard work and creativity and enterprise of our people," declared President George W. Bush. "These were the strengths of our economy before September 11, and they are our strengths today."
     While the volatility of the economy is beyond anyone's control, there are steps you can take during these challenging times to help protect your investments. Most importantly, work closely with your financial advisor. Your advisor can help maintain balance in your portfolio, while ensuring your investments have a long-term purpose and address your goals. A strategy that manages risk and the potential for rewards across many sectors of the market is one of the best ways to diversify your portfolio. You should also maintain an appropriate level of awareness about your funds.

                        1 | OPPENHEIMER REAL ASSET FUND

LETTER TO SHAREHOLDERS

     Fund communications, including this report, can help you better understand the objectives, strategies and performance of your fund. To supplement these communications, we encourage you to use our website, www.oppenheimerfunds.com, for timely fund information.
     This year will be full of new challenges. At OppenheimerFunds we pledge to provide you with the seasoned expertise and management experience that should help pave the way for a brighter future. Our vision is clear and focused, we are well positioned for the future and we hold a commitment to you, our shareholders, that we shall keep your long-term interests always in mind.
     In the face of adversity, we stood strong and proud. And despite the challenges we faced, we came together as never before with a greater sense of strength and resolve.
     We thank you for your continued support and confidence. We hope that you can see the strength and spirit that has led and continues to lead us towards a bright future. And we look forward to sharing with you the strength, expertise and resolve that make OppenheimerFunds an integral part of The Right Way to Invest.

Sincerely,

/s/ James C. Swain           /s/ John V. Murphy

James C. Swain               John V. Murphy
March 21, 2002

These general market views represent opinions of OppenheimerFunds, Inc. and are not intended to predict performance of the securities markets or any particular fund. Specific information that applies to your Fund is contained in the pages that follow.

                        2 | OPPENHEIMER REAL ASSET FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER

Portfolio Manager
Kevin Baum

How did Oppenheimer Real Asset Fund(R) perform during the six-month period ended February 28, 2002?

A. Using a combination of commodity-linked securities and high quality fixed income investments, we seek to outperform our benchmark, the Goldman Sachs Commodities Total Return Index (GSCI).1 From that standpoint, the Fund performed well. However, on an absolute basis, results were disappointing. While the U.S. fixed income market advanced during this period, commodities markets lost ground. Ultimately, the capital appreciation and current income generated by the fixed income portfolio were not sufficient to offset losses on the commodities side.

Why were the commodities markets weak during this period?

Generally speaking, commodities were responding to the worldwide economic recession. This was especially true after the September 11, 2001, events, which caused both businesses and consumers to rein in their spending. Commodities bore the brunt of this downturn in economic activity. As manufacturers cut operations, industrial demand for commodities such as industrial metals and energy deteriorated. The falloff in demand pushed prices lower. In addition, a mild winter across the United States reduced the need for heating fuel. Prices for heating oil and natural gas slumped, making energy the worst performing commodity sector during this six-month period.

Why did the fixed income markets do well?

To stimulate the economy and bring the recession to an end as quickly as possible, the Federal Reserve Board (the Fed) reduced short-term U.S. interest rates five times during the period. By December 2001, the Federal Funds rate dropped to just 1.75%,

1. The GSCI is a composite index of commodity sector returns representing an unleveraged, long-term investment in commodity futures that is broadly diversified across the spectrum of commodities and includes reinvestment of income. While the Fund seeks to maintain a 90% or greater correlation with the GSCI, this projected correlation is a portfolio management technique and not a formal investment policy of the Fund. The Manager can change the correlation strategy at any time and the Fund's performance may vary from its benchmark. Because the Fund's commodity-linked investments may be allocated to different commodity sectors in amounts that vary from the proportional weightings of the GSCI, the Fund is not an "index" fund.

                        3 | OPPENHEIMER REAL ASSET FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER

Average Annual
Total Returns with
Sales Charge

For the Periods Ended 3/31/02/2/
Class A             Since
1-Year     5-Year   Inception
-----------------------------
-16.85%    -6.18%    -6.18%
Class B             Since
1-Year     5-Year   Inception
-----------------------------
-16.63%    -6.11%    -6.11%
Class C             Since
1-Year     5-Year   Inception
-----------------------------
-13.25%    -5.82%    -5.82%
Class N             Since
1-Year     5-Year   Inception
-----------------------------
-12.80%     N/A     -15.32%
Class Y             Since
1-Year     5-Year   Inception
-----------------------------
-11.42%    -4.77%    -4.77%

the lowest level since the early 1960s. Since the prices of fixed income securities move in the opposite direction of interest rates, many of the Fund's bond holdings appreciated, as both short-term bonds and treasuries rallied.

How did you manage to outperform the Fund's benchmark index?

We attribute the outperformance to three main tactics. First, the portfolio was modestly underweighted in energy and certain precious metals (e.g., silver), two of the worst performing sectors during the period. Thus, the portfolio was not pulled down as much as the index by these sectors.
     Second, we added value through "relative value trades." These intramarket trades exploit price inefficiencies within a specific commodities sector: energy, industrial metals, precious metals, livestock or agriculture. For instance, one of our most productive trades involved a pricing discrepancy between gasoline and heating oil. After September 11, 2001, people took to their cars instead of flying, and gasoline consumption remained high. However, the marketplace did not immediately factor in this persistent demand. On the other hand, airline travel and demand for jet fuel plummeted. Since jet fuel and heating oil come from the same portion of a barrel of crude oil, we believed it was only a matter of time before there was more supply than demand. In addition, the mild winter previously mentioned further decreased demand. We purchased gasoline and sold heating oil. Later, gasoline prices rose, while prices for heating oil fell and the Fund profited from both investments.

2. See Notes on page 7 for further details.

                        4 | OPPENHEIMER REAL ASSET FUND

     Portfolio Allocation/3/

            [CHART]

Government Agency Bonds      54.3%
Other Bonds                  21.4
Cash Equivalents             11.3
Corporate Bonds              10.7
Foreign Government Bonds      2.3

How was the Fund's fixed income component different from the benchmark index's fixed income component?

The GSCI uses a 30-day Treasury bill for its fixed income component. The Fund, in contrast, had invested last fall 2001 in instruments with maturities of up to one year. We thought that interest rates would decline in 2001, and we wanted to lock in the strong short-term yields (roughly 6%) then available for as long as possible. Once interest rates began moving lower in January 2001, these one-year securities provided the Fund with a strong yield advantage, and to some extent, capital appreciation.
     In addition, we emphasize high quality mortgage- and asset-backed securities for the Fund. As a general rule, these provide higher yields than comparable-maturity Treasuries, giving the Fund another advantage over the GSCI.

What is your outlook for the commodities markets in coming months?

Recently, we've seen hints that the worst of the economic recession, and the downtrend for commodities prices, may be behind us. Certainly, some commodities prices began to stabilize in February 2002, aided by the fact that commodities producers are doing a better job of managing supplies. Also, one must remember, commodity prices, unlike stocks, do not go to zero. And we believe, the lower the price, the better chance for recovery. We also believe that the Federal Reserve's decision in January 2002 not to adjust the short-term interest rate signals a leveling off for at least the next few months.

3. Portfolio is subject to change. Percentages are as of February 28, 2002, and are dollar-weighted based on total market value of investments.

                        5 | OPPENHEIMER REAL ASSET FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER

     In response to these signs of stability, we are increasing our exposure in the commodities sectors that we had underweighted. That way, if commodities prices recover, the Fund should be well positioned. If the commodities markets remain weak, we will continue to seek value through intramarket trades. In either case, we will continue to reduce risk and add to total return through our use of high quality mortgage- and asset-backed securities. It is this ability to find the opportunities in any market scenario that makes Oppenheimer Real Asset Fund part of the Right Way to Invest.

Sector Allocation on Commodity-Linked Notes/4/
---------------------------------------------------------------------
Petroleum                                                        55.8%
---------------------------------------------------------------------
Agriculture                                                      19.3
---------------------------------------------------------------------
Livestock                                                         9.6
---------------------------------------------------------------------
Industrial Metals                                                 6.5
---------------------------------------------------------------------
Natural Gas                                                       6.5
---------------------------------------------------------------------
Precious Metals                                                   2.3

4. Portfolio is subject to change. Percentages are as of February 28, 2002, and are dollar-weighted based on percentages of commodity-linked notes.The Fund's allocation of its investments within each sector of the GSCI may differ (at times, significantly) from the sector weightings of the GSCI. The Fund is not an index fund.

                        6 | OPPENHEIMER REAL ASSET FUND

NOTES


In reviewing performance, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deductions of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.525.7048 or visit the OppenheimerFunds website at www.oppenheimerfunds.com. Read the prospectus carefully before you invest or send money.

Oppenheimer Real Asset Fund is non-diversified and invests a substantial portion of its assets in commodity-linked derivative instruments that entail potentially higher volatility and risk of loss than traditional equity or debt securities. The Fund is not intended as a complete investment program and is intended for investors with long-term investment goals who are willing to accept this greater risk.

Class A shares of the Fund were first publicly offered on 3/31/97. Class A returns include the current maximum initial sales charge of 5.75%.

Class B shares of the Fund were first publicly offered on 3/31/97. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 3/31/97. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. For this reason, the cumulative total return information shown in this report is not annualized. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% (since inception) if redeemed within the first 18 months. Class N shares are subject to an annual 0.25% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 3/31/97. Class Y shares are offered principally to certain institutional investors under special agreement with the Distributor and are not subject to a sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

                        7 | OPPENHEIMER REAL ASSET FUND

STATEMENT OF INVESTMENTS February 28, 2002 / Unaudited

                                                                                  Principal     Market Value
                                                                                     Amount       See Note 1
============================================================================================================
Asset-Backed Securities--13.2%
Amortizing Residential Collateral Trust,
Mtg. Pass-Through Certificates, Trust 2000-BC1,
Cl. B, 4.01%, 1/25/30/1/                                                        $ 2,000,000     $  2,002,500
------------------------------------------------------------------------------------------------------------
AQ Finance NIM Trust, Collateralized Mtg. Obligations,
Series 1999-1, Cl. D, 9.75%, 3/25/29                                              1,672,980        1,609,199
------------------------------------------------------------------------------------------------------------
LBFTC I, Home Equity Collateralized Mtg. Obligations,
Series 2000-1A, Cl. D, 10%, 2/25/30/2/                                               81,908           80,756
------------------------------------------------------------------------------------------------------------
Long Beach Asset Holdings Corp. NIM Trust,
Home Equity Asset-Backed Pass-Through Certificates,
Series 2001-3, 7.87%, 9/25/31                                                       771,518          761,874
------------------------------------------------------------------------------------------------------------
MSF Funding LLC, Collateralized Mtg. Obligations,
Series 2000-1, Cl. C, 9.20%, 7/25/07/1,3/                                           612,868          607,506
------------------------------------------------------------------------------------------------------------
NC Finance Trust, Collateralized Mtg. Obligations,
Series 1999-I, Cl. ECFD, 8.75%, 12/25/28                                            980,563          905,183
------------------------------------------------------------------------------------------------------------
NC Finance Trust, Collateralized Mtg. Obligations,
Series 2002-I, Cl. ECFD, 9.25%, 3/20/32                                           2,750,000        2,731,094
------------------------------------------------------------------------------------------------------------
Nextcard Credit Card Master Note Trust,
Collateralized Credit Card Obligations,
Series 2000-1A, Cl. C, 3.498%, 12/15/06/1/                                        5,500,000        4,675,000
------------------------------------------------------------------------------------------------------------
Ocwen Capital Trust I, Collateralized Mtg. Obligations,
Series 1999-OAC, Cl. 1, 9.50%, 4/27/29                                              840,256          386,518
------------------------------------------------------------------------------------------------------------
Option One Mortgage Securities Corp.,
Home Equity Collateralized Mtg. Obligations,
Series 1999-3, Cl. CTFS, 10.80%, 12/26/29                                           361,112          349,263
------------------------------------------------------------------------------------------------------------
Salomon Smith Barney Mutual Fund Fee Trust XIV,
Asset-Backed Nts., Series 2000-14, Cl. 2, 8.61%, 9/30/08                          4,242,293        4,128,282
                                                                                                ------------
Total Asset-Backed Securities (Cost $19,713,353)                                                  18,237,175
============================================================================================================
Mortgage-Backed Obligations--89.1%
------------------------------------------------------------------------------------------------------------
Government Agency--77.5%
------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/Sponsored--77.5%
Federal Home Loan Mortgage Corp., Interest-Only
Stripped Mtg.-Backed Security:
Series 192, Cl. IO, 7.702%, 2/1/28/4,5,6/                                        23,021,833        4,978,472
Series 202, Cl. IO, (0.272)%, 4/1/29/5/                                          19,256,973        4,531,406
------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Real Estate
Mtg. Investment Conduit Multiclass Certificates,
Series 2355, Cl. CQ, 6.50%, 7/15/26                                               2,000,000        2,069,360
------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
6%, 3/25/31/7/                                                                   12,000,000       11,928,720
6.50%, 3/1/31/7/                                                                 76,400,000       77,522,316
------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate
Mtg. Investment Conduit Pass-Through Certificates,
Interest-Only Stripped Mtg.-Backed Security:
Trust 1993-23, Cl. PN, (27.743)%, 4/25/22/5/                                      3,624,240          912,855
Trust 2001-T3, Cl. IO, 34.068%, 2/25/29/3,5/                                     97,967,354        2,143,036
Trust 2001-T4, Cl. IO, 10.858%, 7/25/28/3,5/                                    123,667,163        2,898,449
                                                                                                ------------
                                                                                                 106,984,614

                        8 | OPPENHEIMER REAL ASSET FUND

                                                        Principal  Market Value
                                                           Amount    See Note 1
--------------------------------------------------------------------------------
GNMA/Guaranteed--0.0%

Government National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed Security,
Series 1997-5, Cl. PJ, (99.99)%, 5/20/22/5/            $  161,321  $      1,160
--------------------------------------------------------------------------------
Private--11.6%
--------------------------------------------------------------------------------
Commercial--5.5%
Opryland Hotel Trust, Commercial Mtg. Obligations,
Series 2001-OPRA, Cl. D, 3.63%, 4/1/11/1,3/             2,700,000     2,652,750
--------------------------------------------------------------------------------
Principal Residential Mortgage Capital Resources,
Collateralized Mtg. Obligations, Series 2001-2A,
Cl. B, 3.55%, 6/20/06/1,2/                              5,000,000     4,970,313
                                                                    ------------
                                                                      7,623,063

--------------------------------------------------------------------------------
Residential--6.1%
Salomon Brothers Mortgage Securities VII, Inc.,
Commercial Mtg. Pass-Through Certificates,
Series 1999-NC2, Cl. M3, 5.10%, 4/25/29/1/              5,000,000     5,037,500
--------------------------------------------------------------------------------
Structured Asset Securities Corp., Collateralized Mtg.
Obligations, Mtg. Pass-Through Certificates,
Series 1998-8, Cl. B, 3.15%, 8/25/28/1/                 1,959,972     1,932,104
--------------------------------------------------------------------------------
Structured Asset Securities Corp. NIM Trust,
Collateralized Mtg. Obligations, Series 2001-1,
Cl. A, 7.50%, 7/25/30/3/                                1,441,372     1,434,166
                                                                    ------------
                                                                      8,403,770
                                                                    ------------
Total Mortgage-Backed Obligations (Cost $124,924,476)               123,012,607

================================================================================
Foreign Government Obligations--3.7%

New Brunswick (Province of) Global Nts.,
7.125%, 10/1/02 (Cost $5,116,864)                       5,000,000     5,143,830

================================================================================
Corporate Bonds and Notes--17.6%

Bombardier Capital, Inc., 4.026% Nts., 11/21/02/1,2/    3,000,000     3,014,019
--------------------------------------------------------------------------------
Calpoint Receivable Structured Trust 2001,
7.44% Nts., 12/10/06/2/                                 3,500,000     3,013,503
--------------------------------------------------------------------------------
CIT Group, Inc., 6.50% Sr. Nts., 6/14/02/4/             2,125,000     2,100,529
--------------------------------------------------------------------------------
Conectiv, Inc., 2.75% Nts., 6/13/02/1,2/                3,000,000     3,000,807
--------------------------------------------------------------------------------
Ford Motor Credit Corp., 7.25% Nts., 1/15/03            3,000,000     3,064,206
--------------------------------------------------------------------------------
General Motors Acceptance Corp.,
2.827% Medium-Term Nts., 10/15/03/1/                    5,000,000     4,955,730
--------------------------------------------------------------------------------
Homeside Lending, Inc., 6.875% Nts., 6/30/02/4/         5,000,000     5,075,910

Total Corporate Bonds and Notes (Cost $24,771,620)                   24,224,704

================================================================================
Structured Instruments--21.8%

AIG Goldman Sachs Commodity Index
Total Return Linked Nts.:
2.12%, 1/24/03/8/                                       6,000,000     5,695,135
2.51%, 1/24/03/8/                                       2,500,000     2,071,455

                        9 | OPPENHEIMER REAL ASSET FUND

STATEMENT OF INVESTMENTS Unaudited/Continued

                                                             Principal     Market Value
                                                                Amount       See Note 1
==========================================================================================
Structured Instruments Continued

Business Development Bank of Canada,
Goldman Sachs Commodity Index Excess
Return Linked Nts.:
2.23%, 11/19/02/8/                                         $ 4,000,000     $  3,138,400
2.41%, 11/19/02/8/                                           5,000,000        3,706,500
------------------------------------------------------------------------------------------
Cargill Financial Services Corp.,
Goldman Sachs Commodity Index
Total Return Linked Nts.:
2.098%, 11/7/02/8/                                           3,000,000        2,659,030
2.363%, 11/4/02/8/                                          11,000,000        9,122,323
2.513%, 11/7/02/8/                                           5,000,000        3,685,164
                                                                           ------------
Total Structured Instruments (Cost $36,500,000)                              30,078,007

                                       Date       Strike     Contracts
==========================================================================================
Options Purchased--0.1%

Corn Futures, 7/12/02 Call/9/
(Cost $216,375)                     6/21/02         $220           400          155,000

                                                             Principal
                                                                Amount
==========================================================================================
Repurchase Agreements--18.5%

Repurchase agreement with Banc One Capital Markets,
Inc., 1.85%, dated 2/28/02, to be repurchased at
$25,521,311 on 3/1/02, collateralized by U.S.
Treasury Nts., 3%-6.125%, 6/30/03-8/15/07,
with a value of $22,411,031 and U.S.
Treasury Bills, 3/28/02, with a value of
$3,640,536 (Cost $25,520,000)                              $25,520,000       25,520,000
------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $236,762,688)                  164.0%     226,371,323
------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                            (64.0)     (88,363,216)
                                                           -------------------------------
Net Assets                                                       100.0%    $138,008,107
                                                           ===============================

                       10 | OPPENHEIMER REAL ASSET FUND

Footnotes to Statement of Investments

1. Represents the current interest rate for a variable or increasing rate security.
2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $14,079,398 or 10.20% of the Fund's net assets as of February 28, 2002.
3. Identifies issues considered to be illiquid--See Note 7 of Notes to Financial Statements.
4. Securities with an aggregate market value of $6,982,138 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 5 of Notes to Financial Statements.
5. Interest-Only Strips represent the right to receive the monthly interest 2payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
6. A sufficient amount of liquid assets has been designated to cover outstanding written call and put options, as follows:


                                                           Contracts    Expiration      Exercise       Premium      Market Value
                                                     Subject to Call          Date         Price      Received        See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Corn Futures, 7/12/02                                            400       6/21/02       $230.00      $142,375          $100,000
Cotton No. 2 Futures, 5/8/02                                      50       4/12/02         45.00        16,500             3,750
Orange Juice Futures, 5/10/02                                     25       4/19/02        100.00         2,688             2,625
                                                                                                      --------------------------
                                                                                                       161,563           106,375
                                                                                                      --------------------------

                                                           Contracts    Expiration      Exercise       Premium      Market Value
                                                      Subject to Put          Date         Price      Received        See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Coffee Futures, Cl. C, 5/20/02                                    25       4/12/02         42.50         5,500             5,165
Corn Futures, 5/14/02                                            200       4/26/02        200.00        21,500            23,750
Cotton No. 2 Futures, 5/8/02                                      87       4/12/02         34.00        27,290            41,316
Crude Oil Futures, 3/20/02                                        50       3/15/02         19.00        14,750             6,500
Gold (100 oz.) Futures, 4/26/02                                   15        3/8/02        290.00         3,825             1,500
Lean Hogs Futures, 4/12/02                                        15       4/12/02         56.00         2,925             1,950
Live Cattle Futures, 4/30/02                                      15        4/5/02         68.00         1,725               900
Natural Gas Futures, 3/26/02                                      40       3/26/02          2.10        15,800            14,000
Silver Futures, 5/29/02                                           30       4/12/02          4.25         8,850             4,800
Soybean Futures, 5/14/02                                          20       4/26/02        420.00         3,400             3,125
                                                                                                      --------------------------
                                                                                                       105,565           103,006
                                                                                                      --------------------------
                                                                                                      $267,128          $209,381
                                                                                                      ==========================

7. When-issued security to be delivered and settled after February 28, 2002.
8. Security is linked to the Goldman Sachs Commodity Index. The index currently contains multiple commodities from the sectors of energy, metals and agricultural products. Individual components qualify for the inclusion in the index based on liquidity and are weighted by their respective world production quantities.
9. Non-income-producing security.

See accompanying Notes to Financial Statements.

                       11 | OPPENHEIMER REAL ASSET FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited


February 28, 2002
============================================================================================
Assets
Investments, at value (including repurchase agreements of $25,520,000)
(cost $236,762,688)--see accompanying statement                                 $226,371,323
--------------------------------------------------------------------------------------------
Cash                                                                               1,999,787
--------------------------------------------------------------------------------------------
Receivables and other assets:
Interest and principal paydowns                                                      854,299
Shares of beneficial interest sold                                                   627,798
Daily variation on futures contracts                                                 343,158
Other                                                                                  2,155
                                                                                ------------
Total assets                                                                     230,198,520

============================================================================================
Liabilities

Options written, at value (premiums received $267,128)--
see accompanying statement                                                           209,381
--------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $88,802,658 purchased
on a when-issued basis)                                                           91,553,055
Shares of beneficial interest redeemed                                               262,250
Shareholder reports                                                                   87,930
Distribution and service plan fees                                                    48,222
Transfer and shareholder servicing agent fees                                          5,740
Trustees' compensation                                                                   722
Other                                                                                 23,113
                                                                                ------------
Total liabilities                                                                 92,190,413

============================================================================================
Net Assets                                                                      $138,008,107
                                                                                ============

============================================================================================
Composition of Net Assets

Paid-in capital                                                                 $192,392,037
--------------------------------------------------------------------------------------------
Undistributed net investment income                                                1,316,173
--------------------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions                         (45,892,137)
--------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                        (9,807,966)
                                                                                ------------
Net Assets                                                                      $138,008,107
                                                                                ============

                       12 | OPPENHEIMER REAL ASSET FUND

==========================================================================================
Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of               $5.35
$107,591,060 and 20,097,047 shares of beneficial interest outstanding)
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                          $5.68
------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $17,857,759
and 3,324,671 shares of beneficial interest outstanding)                             $5.37
------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $10,307,784
and 1,926,388 shares of beneficial interest outstanding)                             $5.35
------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $151,314
and 28,228 shares of beneficial interest outstanding)                                $5.36
------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $2,100,190 and 392,252 shares of beneficial interest outstanding)      $5.35

See accompanying Notes to Financial Statements.

                       13 | OPPENHEIMER REAL ASSET FUND

STATEMENT OF OPERATIONS Unaudited


For the Six Months Ended February 28, 2002
=============================================================================
Investment Income

Interest                                                         $  5,837,886

=============================================================================
Expenses

Management fees                                                       638,475
-----------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               117,350
Class B                                                                90,948
Class C                                                                51,923
Class N                                                                   208
-----------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                               163,546
Class B                                                                30,582
Class C                                                                17,434
Class N                                                                   142
Class Y                                                                 3,763
-----------------------------------------------------------------------------
Shareholder reports                                                    61,725
-----------------------------------------------------------------------------
Custodian fees and expenses                                            23,571
-----------------------------------------------------------------------------
Trustees' compensation                                                  1,657
-----------------------------------------------------------------------------
Other                                                                  25,656
                                                                 ------------
Total expenses                                                      1,226,980
Less reduction to custodian expenses                                  (20,520)
Less voluntary waiver of transfer and shareholder
servicing agent fees--Classes A, B, C and N                            (2,353)
Less voluntary waiver of transfer and shareholder
servicing agent fees--Class Y                                             (99)
                                                                 ------------
Net expenses                                                        1,204,008

=============================================================================
Net Investment Income                                               4,633,878

=============================================================================
Realized and Unrealized Gain (Loss)

Net realized gain (loss) on:
Investments (including premiums on options exercised)             (33,749,736)
Closing of futures contracts                                       (5,288,183)
Closing and expiration of option contracts written                    277,708
                                                                 ------------
Net realized loss                                                 (38,760,211)

-----------------------------------------------------------------------------
Net change in unrealized appreciation on investments                4,574,995
                                                                 ------------
Net realized and unrealized loss                                  (34,185,216)

=============================================================================
Net Decrease in Net Assets Resulting from Operations             $(29,551,338)
                                                                 ============
See accompanying Notes to Financial Statements.

                       14 | OPPENHEIMER REAL ASSET FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                     Six Months            Year
                                                          Ended           Ended
                                              February 28, 2002      August 31,
                                                    (Unaudited)            2001
===============================================================================
Operations

Net investment income                              $  4,633,878    $ 10,164,361
-------------------------------------------------------------------------------
Net realized gain (loss)                            (38,760,211)     23,748,404
-------------------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation)                                      4,574,995     (50,903,958)
                                                   ----------------------------
Net decrease in net assets resulting from
  operations                                        (29,551,338)    (16,991,193)

===============================================================================
Dividends and/or Distributions to Shareholders

Dividends from net investment income:
Class A                                              (4,326,241)     (7,904,326)
Class B                                                (722,787)     (1,263,819)
Class C                                                (414,837)       (792,707)
Class N                                                  (2,812)            (23)
Class Y                                                 (70,560)        (38,988)
-------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                      --      (1,185,863)
Class B                                                      --        (220,300)
Class C                                                      --        (139,138)
Class N                                                      --              --
Class Y                                                      --          (2,831)

===============================================================================
Beneficial Interest Transactions

Net increase (decrease) in net assets
resulting from beneficial interest transactions:
Class A                                              17,038,733     (22,658,773)
Class B                                               1,527,135      (1,511,308)
Class C                                                 608,725      (5,187,797)
Class N                                                 109,964          60,934
Class Y                                                 769,309       1,918,978

===============================================================================
Net Assets

Total decrease                                      (15,034,709)    (55,917,154)
-------------------------------------------------------------------------------
Beginning of period                                 153,042,816     208,959,970
                                                   ----------------------------
End of period (including undistributed net
investment income of $1,316,173 and $2,219,532,
respectively)                                      $138,008,107    $153,042,816
                                                   ============================

See accompanying Notes to Financial Statements.

                         15 | OPPENHEIMER REAL ASSET FUND

FINANCIAL HIGHLIGHTS

                                                       Six Months                                                             Year
                                                            Ended                                                            Ended
                                                February 28, 2002                                                       August 31,
Class A                                               (Unaudited)         2001         2000        1999          1998      1997/1/
==================================================================================================================================
Per Share Operating Data

Net asset value, beginning of period                     $   6.93      $  8.18     $   5.74    $   5.81       $ 10.31    $ 10.00
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                         .20          .45/2/       .32         .20           .29        .09
Net realized and unrealized gain (loss)                     (1.53)       (1.21)/2/     2.40         .09         (4.59)       .22
                                                        --------------------------------------------------------------------------
Total income (loss) from
investment operations                                       (1.33)        (.76)        2.72         .29         (4.30)       .31
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         (.25)        (.43)        (.28)       (.36)         (.20)        --
Distributions from net realized gain                           --         (.06)          --          --            --         --
                                                        --------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                              (.25)        (.49)        (.28)       (.36)         (.20)        --
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $   5.35      $  6.93     $   8.18    $   5.74       $  5.81    $ 10.31
                                                        ==========================================================================

==================================================================================================================================
Total Return, at Net Asset Value/3/                        (19.37)%      (9.83)%      48.55%       6.50%       (42.43)%     3.10%

==================================================================================================================================
Ratios/Supplemental Data

Net assets, end of period (in thousands)                 $107,591      $117,331    $161,547    $109,328       $62,568    $37,687
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                        $ 98,121      $139,631    $126,143    $ 66,106       $59,251    $18,361
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:/4/
Net investment income                                        7.42%         5.73%/2/    4.81%       3.73%         4.59%      4.27%
Expenses                                                     1.76%         1.51%       1.50%       1.82%         1.66%/5/   1.74%/5/
Expenses, net of reduction to custodian
expenses and/or voluntary waiver of
transfer agent fees                                          1.73%          N/A          N/A         N/A           N/A       N/A
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        24%          105%          93%         86%          105%       39%


1. For the period from March 31, 1997 (inception of offering) to August 31,
1997.
2. Without the adoption of the change in amortization method effective for fiscal years beginning after December 15, 2000, these amounts would have been:

Net investment income                                     Unchanged
Net realized and unrealized gain (loss)                   Unchanged
Net investment income ratio                                   5.77%

3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.


                         16 | OPPENHEIMER REAL ASSET FUND


                                                          Six Months                                                        Year
                                                               Ended                                                       Ended
                                                   February 28, 2002                                                  August 31,
Class B                                                  (Unaudited)         2001        2000       1999         1998    1997/1/
===================================================================================================================================
Per Share Operating Data

Net asset value, beginning of period                        $  6.95       $  8.20     $  5.75    $  5.76      $ 10.27    $ 10.00
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                           .18           .40/2/      .27        .16          .28        .07
Net realized and unrealized gain (loss)                       (1.53)        (1.22)/2/    2.40        .10        (4.62)       .20
Total income (loss) from
                                                            -----------------------------------------------------------------------
investment operations                                         (1.35)         (.82)       2.67        .26        (4.34)       .27
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                           (.23)         (.37)       (.22)      (.27)        (.17)        --
Distributions from net realized gain                             --          (.06)         --         --           --         --
                                                            -----------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                                (.23)         (.43)       (.22)      (.27)        (.17)        --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $  5.37       $  6.95     $  8.20    $  5.75      $  5.76    $ 10.27

===================================================================================================================================
Total Return, at Net Asset Value/3/                          (19.66)%      (10.49)%     47.44%      5.75%      (42.89)%     2.70%

===================================================================================================================================
Ratios/Supplemental Data

Net assets, end of period (in thousands)                    $17,858       $21,321     $27,156    $18,690      $17,357    $16,471
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                           $18,321       $26,295     $21,416    $15,454      $22,659    $ 7,388
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:/4/
Net investment income                                          6.71%         4.99%/2/    4.03%      2.95%        3.87%      3.35%
Expenses                                                       2.52%         2.27%       2.27%      2.58%        2.39%/5/   2.56%/5/
Expenses, net of reduction to custodian
expenses and/or voluntary waiver of
transfer agent fees                                            2.49%          N/A         N/A        N/A          N/A        N/A
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                          24%          105%         93%        86%         105%        39%

1. For the period from March 31, 1997 (inception of offering) to August 31,
1997.
2. Without the adoption of the change in amortization method effective for fiscal years beginning after December 15, 2000, these amounts would have been:

Net investment income                                     Unchanged
Net realized and unrealized gain (loss)                   Unchanged
Net investment income ratio                                   5.03%

3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

                         17 | OPPENHEIMER REAL ASSET FUND

FINANCIAL HIGHLIGHTS Continued


                                                     Six Months                                                             Year
                                                          Ended                                                            Ended
                                              February 28, 2002                                                       August 31,
Class C                                             (Unaudited)        2001          2000         1999          1998     1997/1/
====================================================================================================================================
Per Share Operating Data

Net asset value, beginning of period                   $  6.93      $  8.17       $  5.73      $  5.76       $ 10.26     $ 10.00
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                      .19          .41/2/        .27          .15           .26         .08
Net realized and unrealized gain (loss)                  (1.54)       (1.22)/2/      2.39          .11         (4.60)        .18
                                                     -------------------------------------------------------------------------------
Total income (loss) from
investment operations                                    (1.35)        (.81)         2.66          .26         (4.34)        .26
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.23)        (.37)         (.22)        (.29)         (.16)         --
Distributions from net realized gain                        --         (.06)           --           --            --          --
                                                     -------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                           (.23)        (.43)         (.22)        (.29)         (.16)         --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $  5.35      $  6.93       $  8.17      $  5.73       $  5.76     $ 10.26
                                                     ===============================================================================

====================================================================================================================================
Total Return, at Net Asset Value/3/                     (19.71)%     (10.43)%       47.43%        5.68%       (42.87)%      2.60%

====================================================================================================================================
Ratios/Supplemental Data

Net assets, end of period (in thousands)               $10,308      $12,588       $20,256      $15,965       $10,243     $10,616
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $10,458      $16,165       $16,536      $10,477       $12,060     $ 5,599
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:/4/
Net investment income                                     6.68%        4.95%/2/      4.03%        2.96%         3.87%       3.34%
Expenses                                                  2.52%        2.26%         2.27%        2.58%         2.38%/5/    2.56%/5/
Expenses, net of reduction to custodian
expenses and/or voluntary waiver of
transfer agent fees                                       2.49%         N/A           N/A          N/A           N/A         N/A
------------------------------------------------------------------------------------------------------------------------------------

Portfolio turnover rate                                     24%         105%           93%          86%          105%         39%


1. For the period from March 31, 1997 (inception of offering) to August 31,
1997.
2. Without the adoption of the change in amortization method effective for fiscal years beginning after December 15, 2000, these amounts would have been:

Net investment income                                     Unchanged
Net realized and unrealized gain (loss)                   Unchanged
Net investment income ratio                                   4.99%

3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.


                         18 | OPPENHEIMER REAL ASSET FUND


                                                            Six Months      Period
                                                                 Ended       Ended
                                                     February 28, 2002  August 31,
Class N                                                    (Unaudited)     2001/1/
=======================================================================================
Per Share Operating Data
Net asset value, beginning of period                           $  6.99      $ 7.67
---------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                              .22         .22/2/
Net realized and unrealized loss                                 (1.60)       (.73)/2/
                                                               ------------------------
Total loss from
investment operations                                            (1.38)       (.51)
----------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                              (.25)       (.17)
Distributions from net realized gain                                --          --
                                                               ------------------------
Total dividends and/or distributions
to shareholders                                                   (.25)       (.17)
---------------------------------------------------------------------------------------
Net asset value, end of period                                 $  5.36      $ 6.99
                                                               ========================

=======================================================================================
Total Return, at Net Asset Value/3/                             (19.97)%     (6.75)%

=======================================================================================
Ratios/Supplemental Data

Net assets, end of period (in thousands)                       $   151      $   61
---------------------------------------------------------------------------------------
Average net assets (in thousands)                              $    85      $   14
---------------------------------------------------------------------------------------
Ratios to average net assets:/4/
Net investment income                                             6.73%       5.95%/2/
Expenses                                                          2.01%       1.88%
Expenses, net of reduction to custodian expenses
and/or voluntary waiver of transfer agent fees                    1.98%        N/A
---------------------------------------------------------------------------------------
Portfolio turnover rate                                             24%        105%

1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.
2. Without the adoption of the change in amortization method effective for fiscal years beginning after December 15, 2000, these amounts would have been:

Net investment income                                     Unchanged
Net realized and unrealized gain (loss)                   Unchanged
Net investment income ratio                                   5.99%

3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

                         19 | OPPENHEIMER REAL ASSET FUND

FINANCIAL HIGHLIGHTS Continued


                                                     Six Months                                                             Year
                                                          Ended                                                            Ended
                                              February 28, 2002                                                       August 31,
Class Y                                             (Unaudited)       2001         2000       1999         1998          1997/1/
====================================================================================================================================
Per Share Operating Data

Net asset value, beginning of period                   $ 6.94       $ 8.16       $ 5.72      $5.81       $10.31           $10.00
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .22          .25/2/       .36        .20          .42              .20
Net realized and unrealized gain (loss)                 (1.55)        (.95)/2/     2.38        .10        (4.71)             .11
                                                    --------------------------------------------------------------------------------
Total income (loss) from
investment operations                                   (1.33)        (.70)        2.74        .30        (4.29)             .31
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.26)        (.46)        (.30)      (.39)        (.21)              --
Distributions from net realized gain                       --         (.06)          --         --           --               --
                                                    --------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.26)        (.52)        (.30)      (.39)        (.21)              --
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                         $ 5.35       $ 6.94       $ 8.16      $5.72       $ 5.81           $10.31
                                                    ================================================================================
====================================================================================================================================
Total Return, at Net Asset Value/3/                   ( 19.38)%      (9.21)%      49.20%      6.77%     ( 42.38)%           3.10%

====================================================================================================================================
Ratios/Supplemental Data

Net assets, end of period (in thousands)               $2,100       $1,741       $    1      $   1       $    1           $    1
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $1,686       $  868       $    1      $   1       $    1           $    1
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:/4/
Net investment income                                    7.50%        6.46%/2/     5.28%      3.88%        4.84%            4.75%
Expenses                                                 1.63%        1.17%        1.09%      1.68%        1.40%/5/         1.57%/5/
Expenses, net of reduction to custodian
expenses and/or voluntary waiver of
transfer agent fees                                      1.59%         N/A          N/A        N/A          N/A              N/A
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    24%         105%          93%        86%         105%              39%


1. For the period from March 31, 1997 (inception of offering) to August 31,
1997.
2. Without the adoption of the change in amortization method effective for fiscal years beginning after December 15, 2000, these amounts would have been:

Net investment income                                     Unchanged
Net realized and unrealized gain (loss)                   Unchanged
Net investment income ratio                                   6.50%

3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

                         20 | OPPENHEIMER REAL ASSET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited

================================================================================
1. Significant Accounting Policies

Oppenheimer Real Asset Fund (the Fund) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek total return. The Fund's investment advisor is OppenheimerFunds, Inc. (the Advisor). The Sub-Advisor is Oppenheimer Real Asset Management, Inc. (the Manager), a wholly owned subsidiary of the Advisor.
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
Structured Notes. The Fund invests in commodity-linked structured notes whose market values and redemption prices are linked to commodity indices. The structured notes are leveraged, which increases the Fund's exposure to changes in prices of the overall commodities' markets and increases volatility of each note's market value relative to the change in the underlying commodity prices. Fluctuations in value of these securities related to the commodity exposure are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of February 28, 2002, the market value of these securities comprised 21.8% of the Fund's net assets, and resulted in unrealized losses in the current period of $6,421,993. The Fund also hedges a portion of the commodity exposure generated by these securities, as discussed in Note 5.

                         21 | OPPENHEIMER REAL ASSET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited/Continued

================================================================================
1. Significant Accounting Policies Continued

Securities Purchased on a When-Issued Basis. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends beyond six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of February 28, 2002, the Fund had entered into net outstanding when-issued commitments of $88,802,658.

     In connection with its ability to purchase securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The forward roll may not extend for a period of greater than one year. The Fund generally records the incremental difference between the forward purchase and sell of each forward roll as interest income.

     Risks to the Fund of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities to what was sold to the counterparty at redelivery; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.
--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its

                         22 | OPPENHEIMER REAL ASSET FUND
taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

     As of February 28, 2002, the Fund had available for federal income tax purposes an estimated unused capital loss carryover of $46,467,856. This estimated capital loss carryover represents carryover as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

As of August 31, 2001, the Fund had available for federal income tax purposes unused capital loss carryovers as follows:

         Expiring
         -----------------------------------
         2006                     $7,316,667
         2009                        390,978
                                  ----------
         Total                    $7,707,645
                                  ==========
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
--------------------------------------------------------------------------------
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securitiessold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                         23 | OPPENHEIMER REAL ASSET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited/Continued

================================================================================
2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:


                        Six Months Ended February 28, 2002          Year Ended August 31, 2001/1/
                                 Shares             Amount            Shares               Amount
--------------------------------------------------------------------------------------------------
Class A
Sold                          5,854,212        $ 31,962,820         9,528,426        $  76,518,531
Dividends and/or
distributions reinvested        660,698           3,817,997         1,030,050            8,173,734
Redeemed                     (3,337,165)        (18,742,084)      (13,380,818)        (107,351,038)
                           -----------------------------------------------------------------------
Net increase (decrease)       3,177,745        $ 17,038,733        (2,822,342)       $ (22,658,773)
                           =======================================================================
--------------------------------------------------------------------------------------------------
Class B

Sold                            660,453        $  3,834,515         1,532,071        $  12,423,916
Dividends and/or
distributions reinvested        108,539             625,973           164,157            1,305,679
Redeemed                       (510,320)         (2,933,353)       (1,940,655)         (15,240,903)
                           -----------------------------------------------------------------------
Net increase (decrease)         258,672        $  1,527,135          (244,427)       $  (1,511,308)
                           =======================================================================
--------------------------------------------------------------------------------------------------
Class C
Sold                            450,184        $  2,517,760           920,758        $   7,399,483
Dividends and/or
distributions reinvested         62,640             361,477           102,604              816,259
Redeemed                       (403,316)         (2,270,512)       (1,685,038)         (13,403,539)
                           -----------------------------------------------------------------------
Net increase (decrease)         109,508        $    608,725          (661,676)       $  (5,187,797)
                           =======================================================================
--------------------------------------------------------------------------------------------------
Class N
Sold                             19,657        $    110,875             8,768        $      60,934
Dividends and/or
distributions reinvested            490               2,778                --                   --
Redeemed                           (687)             (3,689)               --                   --
                           -----------------------------------------------------------------------
Net increase                     19,460        $    109,964             8,768        $      60,934
                           =======================================================================
--------------------------------------------------------------------------------------------------
Class Y
Sold                            231,321        $  1,253,003           343,401        $   2,640,426
Dividends and/or
distributions reinvested          3,358              19,545                --                   --
Redeemed                        (93,382)           (503,239)          (92,546)            (721,448)
                           -----------------------------------------------------------------------
Net increase                    141,297        $    769,309           250,855        $   1,918,978
                           =======================================================================

1. For the year ended August 31, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to August 31, 2001, for Class N shares.

                         24 | OPPENHEIMER REAL ASSET FUND

================================================================================
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended February 28, 2002, were $100,846,659 and $48,307,376, respectively.
================================================================================
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Advisor were in accordance with the investment advisory agreement with the Fund which provides for a fee of 1.00% of the first $200 million of average annual net assets, 0.90% of the next $200 million, 0.85% of the next $200 million, 0.80% of the next $200 million, and 0.75% of net assets in excess of $800 million. Under the sub-advisory agreement, the Advisor pays the Sub-Advisor the following annual fees: 0.50% of the first $200 million of average annual net assets, 0.45% of the next $200 million, 0.425% of the next $200 million, 0.40% of the next $200 million and 0.375% of the net assets in excess of $800 million. The Fund's management fee for the six months ended February 28, 2002, was an annualized rate of 1.00%.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed-upon per account fee. Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.25% per annum of Class Y shares, effective January 1, 2001, and for all other classes, 0.35% per annum, effective October 1, 2001. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
Distribution and Service Plan Fees. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                      Aggregate            Class A           Concessions          Concessions        Concessions         Concessions
                      Front-End          Front-End            on Class A           on Class B         on Class C          on Class N
                  Sales Charges      Sales Charges                Shares               Shares             Shares              Shares
Six Months           on Class A        Retained by           Advanced by          Advanced by        Advanced by         Advanced by
Ended                    Shares        Distributor        Distributor/1/       Distributor/1/     Distributor/1/      Distributor/1/
------------------------------------------------------------------------------------------------------------------------------------
February 28,
2002                    $83,976            $30,835                   $--              $79,202            $17,799              $1,057

1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                               Class A                     Class B                  Class C      Class N Contingent
                   Contingent Deferred         Contingent Deferred      Contingent Deferred          Deferred Sales
Six Months               Sales Charges               Sales Charges            Sales Charges        Charges Retained
Ended          Retained by Distributor     Retained by Distributor  Retained by Distributor          by Distributor
-------------------------------------------------------------------------------------------------------------------
February 28,
2002                               $--                     $25,363                   $1,486                     $18

                         25 | OPPENHEIMER REAL ASSET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited/Continued

================================================================================
4. Fees and Other Transactions with Affiliates Continued
The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.
--------------------------------------------------------------------------------
Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to a specified percent of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed a specified percent of the average annual net assets consisting of Class A shares of the Fund. For the six months ended February 28, 2002, payments under the Class A plan totaled $117,350, all of which were paid by the Distributor to recipients, and included $2,243 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
Class B, Class C and Class N Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.
     The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
     The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

                         26 | OPPENHEIMER REAL ASSET FUND

Distribution fees paid to the Distributor for the six months ended February 28, 2002, were as follows:


                                                                               Distributor's
                                                          Distributor's            Aggregate
                                                              Aggregate         Unreimbursed
                                                           Unreimbursed        Expenses as %
            Total Payments      Amount Retained                Expenses        of Net Assets
                Under Plan       by Distributor              Under Plan             of Class
---------------------------------------------------------------------------------------------
Class B Plan       $90,948              $72,365              $1,507,919                 8.44%
Class C Plan        51,923               15,116                 158,421                 1.54
Class N Plan           208                  195                   2,254                 1.49

================================================================================
5. Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures", debt securities "interest rate futures" and various commodities "commodity index futures" inherent in the Fund's holdings of structured notes. The Fund may also buy or write put or call options on these futures contracts.
     The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities, decreases in market value of portfolio securities, or decreases in commodity prices. The Fund may also purchase futures contracts without owning the underlying fixed income security as an efficient or cost effective means to gain exposure to changes in interest rates, commodity prices or market indices. The Fund will then either purchase the underlying fixed income security or close out the futures contract.
     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.
     Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts.
     Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

                         27 | OPPENHEIMER REAL ASSET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited/Continued

================================================================================
5. Futures Contracts Continued

As of February 28, 2002, the Fund had outstanding futures contracts as follows:


                                                                                Unrealized
                         Expiration      Number of      Valuation as of       Appreciation
Contract Description          Dates      Contracts    February 28, 2002     (Depreciation)
------------------------------------------------------------------------------------------
Contracts to Purchase
Commodities
Agriculture
-----------
Corn                        5/14/02            167          $ 1,732,625         $ (34,450)
Soybean                     5/14/02             22              484,275             2,000
Wheat                       5/14/02            157          $ 2,166,600           (95,313)
Energy
------
Brent Crude Oil             5/16/02            435            9,187,200           749,840
Crude Oil                   3/20/02            399            8,674,260           257,340
Gas Oil                     4/11/02             68            1,166,200            23,375
Heating Oil                 3/28/02             32              768,096            34,121
Heating Oil                 4/30/02             63            1,514,835            34,629
Natural Gas                 3/26/02             57            1,343,490            84,200
Natural Gas                 4/26/02              2               48,300             3,000
Unleaded Gas                3/28/02             90            2,562,084             4,242
Livestock
---------
Lean Hogs                   6/14/02            130            3,480,100            27,580
Live Cattle                 6/28/02             24              668,400               750
Live Cattle                 4/30/02             24              712,320           (10,110)
Industrial Metals
-----------------
Copper                      5/29/02             40              720,500             1,250
Precious Metals
---------------
Gold 100 oz.                4/26/02             16              475,360            10,060
Platinum                    4/25/02              3               73,185             2,685
Softs
-----
Cocoa                       5/15/02             10              145,000             4,800
Orange Juice                5/10/02             33              449,213            11,198
Sugar #11                   4/30/02             83              528,942            (6,093)
                                                                                ---------
                                                                                1,105,104
                                                                                ---------
Contracts to Sell
Commodities
Agriculture
-----------
Cotton No. 2                 5/8/02              8              143,520             5,280
Energy
Brent Crude Oil             3/14/02            309            6,590,970          (557,380)
Livestock
---------
Lean Hogs                   4/12/02             98            2,365,720           (23,950)
Precious Metals
Silver                      5/29/02             27              609,795           (14,985)
Softs
-----
Coffee 'C'                  5/20/02             11              190,988             4,200

Governments
U.S. Long Bond              6/19/02             33            3,395,906            11,602
U.S. Treasury Nts., 5 yr.   6/19/02             45            4,786,875            (4,219)
                                                                                ---------
                                                                                 (579,452)
                                                                                ---------
                                                                                $ 525,652
                                                                                =========

                         28 | OPPENHEIMER REAL ASSET FUND

================================================================================
6. Option Activity
The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
     The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
     Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.
     The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the six months ended February 28, 2002, was as follows:


                                                       Call Options                              Put Options
                             ---------------------------------------------------------------------------------
                             Principal (000s)/                        Principal (000s)/
                                     Number of            Amount of           Number of           Amount of
                                     Contracts             Premiums           Contracts            Premiums
--------------------------------------------------------------------------------------------------------------
Options outstanding as of
August 31, 2001                             --             $     --                 100           $  57,500
Options written                          6,445              256,570               2,826             651,080
Options closed or expired               (5,970)             (95,007)             (2,367)           (584,975)
Options exercised                           --                   --                 (62)            (18,040)
                             ---------------------------------------------------------------------------------
Options outstanding at
February 28, 2002                          475             $161,563                 497           $ 105,565
                             =================================================================================

================================================================================
7. Illiquid Securities
As of February 28, 2002, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid

                         29 | OPPENHEIMER REAL ASSET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited/Continued

================================================================================
7. Illiquid Securities
Continued securities. The aggregate value of illiquid securities subject to this limitation as of February 28, 2002, was $9,735,907, which represents 7.05% of the Fund's net assets.

================================================================================
8. Bank Borrowings

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

     The Fund had no borrowings outstanding during the six months ended or at February 28, 2002.

                         30 | OPPENHEIMER REAL ASSET FUND

OPPENHEIMER REAL ASSET FUND

================================================================================
Officers and Trustees      James C. Swain, CEO and Chairman of the Board of
                           Trustees
                           John V. Murphy, President and Trustee
                           William L. Armstrong, Trustee
                           Robert G. Avis, Trustee
                           George C. Bowen, Trustee
                           Edward L. Cameron, Trustee
                           Jon S. Fossel, Trustee
                           Sam Freedman, Trustee
                           C. Howard Kast, Trustee
                           Robert M. Kirchner, Trustee
                           F. William Marshall, Jr., Trustee
                           Robert G. Zack, Vice President and Secretary
                           Brian W. Wixted, Treasurer
                           Scott T. Farrar, Assistant Treasurer
                           Katherine P. Feld, Assistant Secretary
                           Kathleen T. Ives, Assistant Secretary
                           Denis R. Molleur, Assistant Secretary
================================================================================
Investment Advisor         OppenheimerFunds, Inc.
================================================================================
Sub-Advisor                Oppenheimer Real Asset Management, Inc.
================================================================================
Distributor                OppenheimerFunds Distributor, Inc.
================================================================================
Transfer and Shareholder   OppenheimerFunds Services
Servicing Agent
================================================================================
Custodian of               The Bank of New York
Portfolio Securities
================================================================================
Independent Auditors       Deloitte & Touche LLP
================================================================================
Legal Counsel              Myer, Swanson, Adams & Wolf, P.C.
================================================================================
Special Counsel            Kramer, Levin, Naftalis & Frankel

                           The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                           Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc. 498 Seventh Avenue, New York, NY 10018

        (C) Copyright 2002 OppenheimerFunds, Inc. All rights reserved.

                         31 | OPPENHEIMER REAL ASSET FUND

OPPENHEIMERFUNDS FAMILY


Global Equity                   Developing Markets Fund                    Global Fund
                                International Small Company Fund           Quest Global Value Fund
                                Europe Fund                                Global Growth & Income Fund
                                International Growth Fund
-------------------------------------------------------------------------------------------------------------------------
Equity                          Stock                                      Stock & Bond
                                Emerging Technologies Fund                 Quest Opportunity Value Fund
                                Emerging Growth Fund                       Total Return Fund
                                Enterprise Fund                            Quest Balanced Value Fund
                                Discovery Fund                             Capital Income Fund
                                Main Street(R) Small Cap Fund              Multiple Strategies Fund
                                Small Cap Value Fund                       Disciplined Allocation Fund
                                MidCap Fund                                Convertible Securities Fund
                                Main Street(R) Opportunity Fund            Specialty
                                Growth Fund                                Real Asset Fund(R)
                                Capital Appreciation Fund                  Gold & Special Minerals Fund
                                Main Street(R) Growth & Income Fund        Tremont Market Neutral Fund, LLC/2/
                                Value Fund                                 Tremont Opportunity Fund, LLC/2/
                                Quest Capital Value Fund
                                Quest Value Fund
                                Trinity Large Cap Growth Fund/1/
                                Trinity Core Fund
                                Trinity Value Fund
-------------------------------------------------------------------------------------------------------------------------
 Income                         Taxable                                    Municipal
                                International Bond Fund                    California Municipal Fund/5/
                                High Yield Fund                            New Jersey Municipal Fund/5/
                                Champion Income Fund                       New York Municipal Fund/5/
                                Strategic Income Fund                      Pennsylvania Municipal Fund/5/
                                Bond Fund                                  Municipal Bond Fund
                                Senior Floating Rate Fund                  Intermediate Municipal Fund
                                U.S. Government Trust
                                Limited-Term Government Fund
                                Capital Preservation Fund/3/
                                Rochester Division
                                Rochester National Municipals/4/
                                Rochester Fund Municipals
                                Limited Term New York Municipal Fund
-------------------------------------------------------------------------------------------------------------------------
Select Managers                 Stock                                      Stock & Bond
                                Mercury Advisors Focus Growth Fund         QM Active Balanced Fund/3/
                                Gartmore Millennium Growth Fund II
                                Jennison Growth Fund
                                Salomon Brothers Capital Fund
                                Mercury Advisors S&P 500(R) Index Fund/3/
-------------------------------------------------------------------------------------------------------------------------
Money Market/6/                 Money Market Fund                          Cash Reserves


1. Oppenheimer Trinity Growth Fund was reorganized into Oppenheimer Large Cap Growth Fund and was renamed Oppenheimer Trinity Large Cap Growth Fund effective 10/12/01.
2. Special investor qualification and minimum investment requirements apply. See the prospectus for details.
3. Available only through qualified retirement plans.
4. The Fund's name was changed from "Oppenheimer Florida Municipal Fund" on 10/1/01.
5. Available to investors only in certain states.
6. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

                         32 | OPPENHEIMER REAL ASSET FUND

INFORMATION AND SERVICES

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Internet
24-hr access to account information and transactions/1/
www.oppenheimerfunds.com
--------------------------------------------------------------------------------
General Information
Mon-Fri 8am-9pm ET, Sat (January-April): 10am-4pm ET
1.800.525.7048
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PhoneLink/1/
24-hr automated information and automated transactions
1.800 CALL OPP (1.800.225.5677)
--------------------------------------------------------------------------------
Transfer and Shareholder Servicing Agent
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270
--------------------------------------------------------------------------------
Ticker Symbols  Class A: QRAAX Class B: QRABX Class C: QRACX
                Class N: QRANX Class Y: QRAYX


1. At times, the website or PhoneLink may be inaccessible or their transaction features may be unavailable.


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RS0735.001.0202 April 29, 2002